Transactions with Related Parties - Allseas (Details)			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	May 31, 2015 Allseas Marine - Management Agreements USD ($)	May 31, 2015 Allseas Marine - Management Agreements EUR (€)	Dec. 31, 2014 Allseas Marine - Management Agreements USD ($)	Dec. 31, 2014 Allseas Marine - Management Agreements EUR (€)	May 31, 2014 Allseas Marine - Management Agreements USD ($)	May 31, 2014 Allseas Marine - Management Agreements EUR (€)	May 31, 2013 Allseas Marine - Management Agreements USD ($)	May 31, 2013 Allseas Marine - Management Agreements EUR (€)	Dec. 31, 2014 Allseas Marine - Executive Services Agreement USD ($)	Dec. 31, 2013 Allseas Marine - Executive Services Agreement USD ($)	Dec. 31, 2012 Allseas Marine - Executive Services Agreement USD ($)	Dec. 31, 2014 Allseas Marine - Accounting Agreement USD ($)	Dec. 31, 2014 Allseas Marine - Accounting Agreement EUR (€)	Dec. 31, 2014 Allseas Marine S.A. USD ($)	Dec. 31, 2013 Allseas Marine S.A. USD ($)	Dec. 31, 2012 Allseas Marine S.A. USD ($)	Dec. 31, 2014 Allseas Marine S.A. EUR (€)
Related Party Transaction [Line Items]
Charter hire commission payable to the management company					1.25%	1.25%
Commission rate payable to the management company for the purchase and sale of vessels					1.00%	1.00%
Daily management fee			$ 786	€ 646.99			$ 782	€ 643.77	$ 771	€ 634.88
Euro / U.S. dollar exchange rate	1.2148
Vessel pre-delivery services lump-sum fee					15,000
Superintendents Management fee payable					607	500
Annual executive services fee payable											2,200,000	2,200,000	1,800,000
Incentive compensation for executive services											739,560	813,000	792,660
Annual fee payable for financial accounting services														303,700	250,000
Annual fee per vessel payable for Financial reporting services														30,000
Compensation for involuntary termination of contract																3,644,400			3,000,000
Capitalized expenses																0	0	670,988
Due from related parties	$ 3,427,398	$ 3,059,450														$ 3,427,398	$ 3,024,992